May 24, 2011

Deborah O’Neal-Johnson, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:          T. Rowe Price International Funds, Inc.(“Registrant”)
                T. Rowe Price Emerging Markets Local Currency Fund
                                T. Rowe Price Emerging Markets Local Currency Fund–Advisor Class
                File Nos.: 002-65539/811-2958

Dear Ms. O’Neal-Johnson:

We are hereby filing Post-Effective Amendment No. 119 to the Registration Statement of the T. Rowe Price International Funds, Inc. under Rule 485(a) of the Securities Act of 1933 with respect to adding a new series called the T. Rowe Price Emerging Markets Local Currency Fund and a new class of that series called the T. Rowe Price Emerging Markets Local Currency Fund—Advisor Class (the “Funds”).

We have made nonmaterial changes to the Funds’ prospectuses and Statement of Additional Information (“SAI”). This filing also reflects changes made as a result of your oral comments on April 7, 2011, and our responses to those comments on May 12, 2011. The revisions to the prospectuses and the SAI are redlined.

The filing is scheduled to go effective on May 25, 2011.

If you have any questions about this filing, please give me a call at 410-3456646 or, in my absence, Darrell Braman at 410-345-2013.

Sincerely,

/s/Brian R. Poole
Brian R. Poole